Financial Risk Factors - Contractual Maturities of Derivative Financial Liabilities and Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK FACTORS
Derivative financial liabilities	€ 86	€ 194
Derivative financial assets	93	95
Total of derivative financial liabilities and assets	8	(99)
Expiring in the following year
FINANCIAL RISK FACTORS
Net cashflow	12	(97)
Expiring after the following year
FINANCIAL RISK FACTORS
Net cashflow	(5)	(14)
Not designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(84)	(170)
Derivative financial assets	41	35
Designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(1)	(24)
Derivative financial assets	29	12
Designated as hedging instruments | Interest Rate Risk
FINANCIAL RISK FACTORS
Derivative financial liabilities	(1)	0
Derivative financial assets	24	47
Financial liabilities | Expiring in the following year
FINANCIAL RISK FACTORS
Net cashflow	(53)	(168)
Financial liabilities | Expiring after the following year
FINANCIAL RISK FACTORS
Net cashflow	(18)	(43)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(3,909)	(3,160)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	3,857	3,025
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(309)	(43)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	292	0
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(75)	(475)
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(74)	(442)
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(8)	0
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	8	0
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(15)	0
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	14	0
Financial assets | Expiring in the following year
FINANCIAL RISK FACTORS
Net cashflow	65	71
Financial assets | Expiring after the following year
FINANCIAL RISK FACTORS
Net cashflow	13	29
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(2,799)	(1,902)
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	2,831	1,938
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(634)	(241)
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	654	252
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(12)	(38)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	25	62
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(43)	(83)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	€ 56	€ 112